CAPITAL STRUCTURE (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of stock option activity

	Shares Underlying Options	Weighted Average Exercise Price	Weighted Average Contractual Life (Years)	Intrinsic Value
Outstanding at December 31, 2022	–	$–	–	$–
Granted	87,875	40.20	8.78	–
Forfeited	–	–	–	–
Exercised	–	–	–	–
Outstanding at December 31, 2023	87,875	40.20	7.97	–
Granted	196,750	8.85	10.00	–
Forfeited	(5,000)	200.00	–	–
Exercised	–	–	–	–
Outstanding at December 31, 2024	279,625	$15.29	8.74	$–

Schedule of weighted average assumptions

	For the years ended December 31,
	2024	2023
Expected term, in years	5.25	5.53
Expected volatility	84.70%	79.87%
Risk-free interest rate	4.18%	3.85%
Dividend yield	–	–

Schedule of warrants outstanding

Reference	Date Issued	Exercise Price	Expiration		Outstanding at December 31, 2024	Outstanding at December 31, 2023
Warrant Holder 1	5/28/2021	$59.40	5/13/2026		8,380	8,380
Warrant Holder 1	5/28/2021	$118.80	5/13/2026		8,422	8,422
Warrant Holder 1	5/28/2021	$296.80	5/13/2026		8,422	8,422
Warrant Holder 2	7/30/2021	$59.40	7/30/2026		421	421
Warrant Holder 2	7/30/2021	$296.80	6/1/2026		1,263	1,263
Kitov/Purple Biotech	9/23/2021	$296.80	9/21/2024		–	5,053
Warrant Holder 5	12/20/2021	$59.40	12/20/2026		2,948	2,948
Warrant Holder 5	1/28/2022	$89.00	1/31/2024		–	3,369
Warrant Holder 6	1/28/2022	$89.00	1/31/2024		–	4,211
Warrant Holder 7	1/28/2022	$89.00	1/31/2024		–	6,737
Warrant Holder 11	1/28/2022	$59.40	1/31/2024		–	2,527
Warrant Holder 11	1/28/2022	$118.80	1/31/2024		–	2,527
Warrant Holder 11	4/14/2022	$89.00	1/31/2024		–	2,863
Warrant Holder 18	3/30/2022	$178.20	3/30/2025		4,211	4,211
Warrant Holder 20	1/3/2023	$50.00	1/2/2027		5,000	5,000
Warrant Holder 21	1/20/2023	$38.00	1/19/2027		12,500	12,500
Series A & B Warrants	6/16/2023	$27.20	12/16/2028		306,250	306,250
Series A Warrants	10/23/2023	$27.20	4/26/2025		100,000	100,000
Series B Warrants	10/23/2023	$27.20	4/26/2029		100,000	100,000
Warrant Holder 22	6/16/2023	$25.00	12/16/2028		6,300	6,300
Warrant Holder 22	10/23/2023	$28.00	4/26/2029		3,300	3,300
Warrant Holder 23	6/16/2023	$25.00	12/16/2028		4,200	4,200
Warrant Holder 23	10/23/2023	$28.00	4/26/2029		2,400	2,400
Warrant Holder 24	10/23/2023	$28.00	4/26/2029		300	300
Pre-Funded Warrants 2	12/28/2023	$0.002	–	*	150,000	60,000
Pre-Funded Warrants 3	2/8/2024	$0.002	–	*	300,000	–
Total Warrants outstanding					1,024,316	661,601

*Pre-funded warrants, do not expire.